LOANS (Details 8) - Loans Receivable	12 Months Ended
	Dec. 31, 2015 USD ($) Contract	Dec. 31, 2014 USD ($) Contract
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	4	3
Pre-Modification Outstanding Recorded Investment	$ 1,197,504	$ 1,490,252
Post-Modification Outstanding Recorded Investment	$ 1,197,504	$ 1,490,252
Real estate loans | One-to-four family
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract		2
Pre-Modification Outstanding Recorded Investment		$ 504,465
Post-Modification Outstanding Recorded Investment		$ 504,465
Real estate loans | Commercial
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	2
Pre-Modification Outstanding Recorded Investment	$ 1,000,116
Post-Modification Outstanding Recorded Investment	$ 1,000,116
Real estate loans | Construction and land
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract		1
Pre-Modification Outstanding Recorded Investment		$ 985,787
Post-Modification Outstanding Recorded Investment		$ 985,787
Commercial business
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	1
Pre-Modification Outstanding Recorded Investment	$ 162,167
Post-Modification Outstanding Recorded Investment	$ 162,167
Consumer | Home equity
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	1
Pre-Modification Outstanding Recorded Investment	$ 35,221
Post-Modification Outstanding Recorded Investment	$ 35,221